Segment Information (narrative) (detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Export [Member] | Sales Revenue Net [Member]
Segment Reporting Information [Line Items]
Net Sales Percentage	7.70%	8.50%	9.00%
Green Giant Vegetables [Member] | Sales Revenue Net [Member]
Segment Reporting Information [Line Items]
Net Sales Percentage	10.00%	11.00%	13.00%
Fruit And Vegetable Segment [Member]
Segment Reporting Information [Line Items]
Assets Percentage	99.00%	99.00%	99.00%
Income Loss Fom Continuing Operations Before Income Taxes Percentage	97.00%	100.00%	102.00%